Condensed Consolidated Statements of Changes In Convertible Preferred Shares and Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 6,224	$ 6,243